Condensed Financial Information Of Information Of Registrant (Parent Company Only) - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017	Jan. 28, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Contingently redeemable common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Contingently redeemable common stock, shares issued	0	1,456,000	1,365,000	1,043,000
Contingently redeemable common stock, shares outstanding	0	1,456,000	1,365,000	1,043,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	305,000,000	305,000,000	305,000,000
Common stock, shares issued	137,620,000	87,073,000	87,073,000	87,073,000
Common stock, shares outstanding	136,838,000	87,073,000	87,073,000	87,073,000
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Contingently redeemable common stock, par value		$ 0.01		$ 0.01
Contingently redeemable common stock, shares issued		1,456,000		1,043,000
Contingently redeemable common stock, shares outstanding		1,456,000		1,043,000
Common stock, par value		$ 0.01		$ 0.01
Common stock, shares authorized		305,000,000		305,000,000
Common stock, shares issued		87,073,000		87,073,000
Common stock, shares outstanding		87,073,000		87,073,000